FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Schedule of Fair Value of Marketable Securities	At December 31, 2023, the fair value of marketable securities are as follows:

December 31, 2023
(In thousands)
Available for sale marketable debt securities	$148,998
Total marketable securities	$148,998

Schedule of Current Available-for-sale Marketable Securities
At December 31, 2023, current available-for-sale marketable debt securities are as follows:

	December 31, 2023
	Amortized Cost	Gross Unrealized Gains	Fair Value
	(In thousands)
Treasury bills	$148,971	$27	$148,998
Total available-for-sale marketable debt securities	$148,971	$27	$148,998

Schedule of Investment in MGM Resorts International	Investment in MGM Resorts International

	December 31,
	2024	2023
	(In thousands)
Investment in MGM	$2,242,672	$2,891,850

Schedule of Long-term Investments
Long-term investments consist of:

	December 31,
	2024	2023
	(In thousands)
Equity securities without readily determinable fair values	$438,534	$404,848
Other	—	6,368
Total long-term investments	$438,534	$411,216

Schedule of Realized and Unrealized Gains and Losses
The following tables present a summary of unrealized pre-tax gains and losses recorded in “Other income (expense), net” in the statement of operations as adjustments to the carrying value of equity securities without readily determinable fair values held at December 31, 2024 and 2023.

	Year Ended December 31,
	2024	2023
	(In thousands)
Upward adjustments (gross unrealized pre-tax gains)	$1,901	$2,227
Downward adjustments including impairments (gross unrealized pre-tax losses)	(34,218)	(22,463)
Total	$(32,317)	$(20,236)
Realized and unrealized pre-tax gains and losses for the Company’s investments without readily determinable fair values for the years ended December 31, 2024, 2023 and 2022 are as follows:

	Year Ended December 31,
	2024	2023	2022
	(In thousands)
Realized pre-tax gains, net, for equity securities sold	$8,943	$89	$12,434
Unrealized pre-tax losses, net, on equity securities held	(32,317)	(20,236)	(89,137)
Total pre-tax losses, net recognized	$(23,374)	$(20,147)	$(76,703)

Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following tables present the Company’s financial instruments that are measured at fair value on a recurring basis:

	December 31, 2024
	Level 1	Level 2	Level 3	Total Fair Value Measurements
	(In thousands)
Assets:
Cash equivalents:
Money market funds	$1,130,095	$—	$—	$1,130,095
Time deposits	—	18,098	—	18,098
Other current assets:
Retirement investment fund(a)	—	13,763	—	13,763
Investment in MGM	2,242,672	—	—	2,242,672
Other non-current assets:
Interest rate swaps(b)	—	1,715	—	1,715
Total	$3,372,767	$33,576	$—	$3,406,343
_____________________
(a)    See “Note 11—Pension and Post-Retirement Benefit Plans” for additional information.
(b)    Interest rate swaps relate to the $350 million notional amount entered into to hedge Dotdash Meredith’s Term Loan B-1. See “Note 2—Summary of Significant Accounting Policies” and “Note 6—Long-term Debt” for additional information. The fair value of interest rate swaps was determined using discounted cash flows derived from observable market prices, including swap curves, which are Level 2 inputs.

	December 31, 2023
	Level 1	Level 2	Level 3	Total Fair Value Measurements
	(In thousands)
Assets:
Cash equivalents:
Money market funds	$694,958	$—	$—	$694,958
Treasury bills	—	12,449	—	12,449
Time deposits	—	19,497	—	19,497
Marketable securities:
Treasury bills	—	148,998	—	148,998
Investment in MGM	2,891,851	—	—	2,891,851
Other non-current assets:
Warrant	—	—	49,631	49,631
Total	$3,586,809	$180,944	$49,631	$3,817,384

Liabilities:
Other long-term liabilities:
Interest rate swaps(b)	$—	$(907)	$—	$(907)

Schedule of Changes in Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)
The following table presents the changes in the warrant, which was measured at fair value on a recurring basis using significant unobservable inputs (Level 3):

	Year Ended December 31,
	2024	2023
	(In thousands)
Balance at January 1	$49,631	$46,799
Total net gains:
Fair value adjustments included in earnings	20,393	2,832
Settlements	(70,024)	—
Balance at December 31	$—	$49,631